UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: March 31 ,2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)

Shares		Value

Intermediate Corporate - 31.70%
50,000	E.I. Du Pont De Nemour, 5.000%, 07/15/2013	$ 54,147
100,000	Alcoa, Inc., 5.375%, 01/15/2013	104,757
100,000	Home Depot, Inc., 5.250%, 12/16/2013	108,286
100,000	Merrill Lynch, 6.050%, 05/16/2016	101,965
200,000	United Health Group, 4.750%, 02/10/2014	209,654
50,000	Philip Morris International, 4.875%, 05/16/2013	53,706
2,500	Pimco Corporate Opportunity Fund	41,325
		673,840
Intermediate US Government/Government Agency - 36.30%
200,000	FHLB, 1.750%, 12/17/2014 **	199,562
100,000	FHLB, 2.200%, 9/10/2013 *	100,031
200,000	FHLMC, 1.500%, 05/15/2013	200,276
100,000	FHLMC, 2.000%, 05/15/2014 **	100,244
100,000	FHLMC, 2.000%, 03/15/2015 **	98,797
700	iShares Lehman Tips Bond	72,730
		771,640
Short Term Corporate - 14.55%
50,000	Bank of America Corp., 4.375%, 12/01/2010	51,170
100,000	General Electric, 4.250%, 09/13/2010	101,629
50,000	Harley-Davidson, Inc., 5.250%, 12/15/2012	52,175
100,000	Capital One, 5.700%, 09/15/2011	104,515
		309,489
Short Term US Government/Government Agency - 7.00%
100,000	FHLMC, 4.375%, 11/09/2011	105,348
43,000	FNMA, 4.375%, 06/21/2010	43,390
		148,738

TOTAL FOR SECURITIES (Cost $1,838,661) - 89.55%		$ 1,903,707

SHORT TERM INVESTMENTS - 9.81%
208,549	Federated Prime Obligation Fund-Institutional Shares 0.10% ** (Cost $208,549)	208,549

TOTAL INVESTMENTS (Cost $2,047,210) - 99.36%		$ 2,112,256

OTHER ASSETS LESS LIABILITIES - 0.64%		13,539

NET ASSETS - 100.00%		$ 2,125,795

* Callable bond in the year 2010.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,047,210 amounted to $65,043, which consisted of aggregate gross unrealized appreciation of  $66,683 and aggregate gross unrealized depreciation of $1,640.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$114,055	$0	$0	$114,055
Convertible Bonds	$0	$1,789,652	$0	$1,789,652
Mutual Funds	$0	$0	$0	$0
Cash Equivalents	$208,549	$0	$0	$208,549
Total	$322,604	$1,789,652	$0	$2,112,256

	Staar Short-Term Bond Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)

Shares		Value

Intermediate US Government/Government Agency - 12.67%
400,000	FHLB, 1.750%, 12/17/2014 **	$ 399,125

Short Term Corporate - 22.07%
140,000	American Express Travel, 5.250%, 11/21/2011	146,315
100,000	CBS Corp., 6.625%, 05/15/2011	105,016
75,000	General Electric, 4.250%, 09/13/2010	76,221
150,000	Harley-Davidson, Inc., 5.250%, 12/15/2012	156,526
50,000	Capital One, 5.700%, 09/15/2011	52,257
100,000	Merrill Lynch, 5.770%, 07/25/2011	105,644
50,000	Xerox Corp., 6.875%, 08/15/2011	53,093
		695,072
Short Term US Government/Government Agency - 40.21%
100,000	FNMA, 2.000%, 01/30/2012	101,469
100,000	FHLB, 1.300%, 09/15/2011	100,281
100,000	FHLB, 1.125%, 03/25/2013 **	99,938
100,000	FHLB, 1.600%, 09/17/2012 *	99,719
100,000	FHLB, 1.610%, 11/23/2012 *	99,906
100,000	FHLMC, 1.625%, 08/11/2011	100,141
200,000	FNMA, 1.250%, 03/15/2013 **	198,938
100,000	FNMA, 1.500%, 09/10/2012 *	99,656
100,000	FNMA, 1.550%, 07/26/2012	99,844
100,000	FNMA, 2.000%, 01/09/2012	101,563
15,000	FHLB, 3.660%, 09/30/2010	15,248
1,800	iShares Lehman 1-3 Year Treasury Bond	150,066
		1,266,769

TOTAL FOR SECURITIES (Cost $2,337,595) - 74.95%		$ 2,360,966

SHORT TERM INVESTMENTS - 24.68%
777,277	Federated Prime Obligations Fund-Institutional Shares 0.10% ** (Cost $777,277)	777,277

TOTAL INVESTMENTS (Cost $3,114,872) - 99.63%		3,138,243

OTHER ASSETS LESS LIABILITIES - 0.37%		11,690

NET ASSETS - 100.00%		$ 3,149,933

** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,114,872 amounted to $23,369, which consisted of aggregate gross unrealized appreciation of $28,227 and aggregate gross unrealized depreciation of $4,858.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Commercial Paper	$0	$0	$0	$0
Exchange Traded Funds	$150,066	$0	$0	$150,066
Convertible Bonds	$0	$2,210,900	$0	$2,210,900
Mutual Funds	$0	$0	$0	$0
Cash Equivalents	$777,277	$0	$0	$777,277
Total	$927,343	$2,210,900	$0	$3,138,243

	Staar Larger Company Stock Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)

Shares		Value

Alternative Categories - 0.65%
200	Prudhoe Bay Royality Trust	$ 19,748

Global - 0.38%
200	iShares S&P Global Technology Sector Fund	11,570

Larger Company Stocks - 80.99%
100	3M Co.	8,357
10,797	American Fundamental Investors Fund Class-F	367,110
7,839	American Washington Mutual Investors Fund Class-F	199,028
150	Alpha Natural Resources, Inc. *	7,484
300	Anadarko Petroleum Corp.	21,849
6,872	Brandywine Blue	157,516
440	Calamos Growth Fund Class-A *	20,194
400	Corning, Inc.	8,084
1,657	Dodge & Cox Stock Fund	169,334
800	EMC Corp. *	14,432
300	Flir Systems, Inc. *	8,454
200	Flowserv Corp.	22,054
12,575	Franklin Rising Dividends Fund Class-A	375,105
12,652	Heartland Select Value	339,954
100	Heinz H J Co.	4,561
300	International Business Machines Corp.	38,475
1,100	Internet HOLDR's	67,243
200	iShares DJ US Healthcare Sector Index	13,264
600	iShares DJ US Medical Devices Index	35,040
600	iShares Russell Midcap Growth Index Fund	29,112
700	iShares S&P 500 Index	82,138
100	iShares S&P Global Energy	3,535
400	iShares S&P North American Natural Resources	13,780
300	ITT Corp.	16,083
200	Jacobs Engineering Group, Inc. *	9,038
300	Kellogg Co.	16,029
4,826	Mairs & Power Growth Fund	328,802
300	McDermott International Panama *	8,076
100	Nothern Trust Corp.	5,526
2,239	Tocqueville Fund	47,208
100	Walgreen Corp.	3,709
100	Waters Corp. *	6,754
100	Web MD Helath Corp. *	4,638
		2,451,966

TOTAL FOR SECURITIES (Cost $2,258,775) - 82.02%		$ 2,483,284

SHORT TERM INVESTMENTS - 17.98%
544,293	Federated Prime Obligations Fund-Institutional Shares 0.10% ** (Cost $544,293)	544,293

TOTAL INVESTMENTS (Cost $2,803,068) - 100.00%		3,027,577

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%		(63)

NET ASSETS - 100.00%		$ 3,027,514

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,803,068 amounted to $224,479, which consisted of aggregate gross unrealized appreciation of $413,247 and aggregate gross unrealized depreciation of $188,768.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$380,867	$0	$0	$380,867
Exchange Traded Funds	$255,682	$0	$0	$255,682
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$1,846,735	$0	$0	$1,846,735
Cash Equivalents	$544,293	$0	$0	$544,293
Total	$3,027,577	$0	$0	$3,027,577

	Staar Smaller Company Stock Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)

Shares		Value

Alternative Categories - 0.15%
100	Market Vectors Enviromental Services *	$ 4,397

Larger Company Stocks - 0.46%
300	Web MD Health Corp. *	13,914

Smaller Company Stocks - 79.60%
10,138	Columbia Acorn Fund Class-Z *	268,463
11,613	Franklin Microcap Value Fund *	353,953
200	ICU Medical, Inc. *	6,890
200	iShares Russell 2000 Index Fund	13,561
2,000	iShares Russell 2000 Value Index Fund	127,680
500	iShares Russell Microcap Index	21,465
8,387	Keeley Small Cap Value Fund Class-A *	177,966
200	Koppers Holdings, Inc.	5,664
500	Nalco Holding Co.	12,165
200	NVE Corp. *	9,060
100	Papa Johns International, Inc. *	2,571
200	Powell Industries, Inc. *	6,506
1,000	Powershares Lux Nanotech *	10,110
1,200	Powershares Wilderhill Clean Energy *	11,952
300	Quality Systems, Inc.	18,432
19,678	Royce Microcap Investment Fund *	282,582
26,998	Royce Opportunity Fund *	275,107
8,826	Satuit Capital Microcap Fund Class-A *	235,465
200	Shaw Group, Inc. *	6,884
100	Sunoco Logistics Partners L.P.	6,850
100	Terra Nitrogen Co., L.P. *	7,578
1,600	Textainer Group Holding Ltd.	34,480
15,083	The Aberdeen Small Cap Fund Class-A *	198,034
100	Walter Energy, Inc.	9,227
80,802	Wasatch Smallcap Value Fund *	248,061
700	Wisdom Tree Smallcap Dividend Fund	29,841
200	Wisdom Tree Midcap Earnings Fund	9,450
		2,389,997

TOTAL FOR SECURITIES (Cost $2,343,209) - 80.21%		$ 2,408,308

SHORT TERM INVESTMENTS - 19.74%
592,761	Federated Prime Obligations Fund-Institutional Shares 0.10% ** (Cost $592,761)	592,761

TOTAL INVESTMENTS (Cost $2,935,970) - 99.95%		3,001,069

OTHER ASSETS LESS LIABILITIES - 0.05%		1,365

NET ASSETS - 100.00%		$ 3,002,434

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,935,970 amounted to $65,079, which consisted of aggregate gross unrealized appreciation of $397,774 and aggregate gross unrealized depreciation of $332,695.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$140,221	$0	$0	$140,221
Exchange Traded Funds	$189,165	$0	$0	$189,165
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$2,078,922	$0	$0	$2,078,922
Cash Equivalents	$592,761	$0	$0	$592,761
Total	$3,001,069	$0	$0	$3,001,069

	Staar International Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)

Shares		Value

Developing Markets - 14.03%
400	Builders Emerging Markets 50 ADR Index *	$ 17,600
551	Eaton Vance Greater India Fund Class-A *	13,315
1,000	First Trust ISE Chindia Index *	22,120
200	iShares MSCI Brazil Index *	14,728
100	iShares MSCI Chile Investable Market Index *	5,494
1,000	iShares MSCI Malaysia Index Fund *	11,680
250	SPDR S&P Emerging Asia Pacific Fund *	18,808
14,036	Templeton Developing Markets Fund Class-A *	317,494
		421,239
International - 69.28%
13,696	Aberdeen International Equity Fund Institutional Services	170,787
200	Accenture Plc *	8,390
10,548	American Europacific Growth Fund Class-F-1 *	405,367
200	American Movil S.A.B. ADR *	10,068
100	Diageo Plc ADR	6,745
7,777	Harbor International Institutional Fund Class-C *	429,440
1,000	iShares MSCI Australia Index Fund *	24,010
500	iShares MSCI Austria Index Fund *	9,875
1,800	iShares MSCI Belgium Index Fund *	23,436
1,500	iShares MSCI Eafe Index *	83,970
1,000	iShares MSCI Japan Index Fund *	10,440
1,800	iShares MSCI Taiwan Index *	22,590
550	iShares S&P Latin American 40 Index Fund *	26,549
4,301	Marsico International Opportunities Fund *	51,917
10,118	Putnam International Capital Opportunity Fund *	322,145
11,318	Saturna Sextant International Institutional Fund *	165,349
1,000	Siliconware Pricision Industries Co. *	6,010
46,451	Templeton Foreign Fund Class-A *	303,792
		2,080,880
Smaller Companies Stocks - 0.07%
200	PowerShares Lux Nanotech *	2,022

TOTAL FOR SECURITIES (Cost $1,886,324) -83.38%		$ 2,504,141

SHORT TERM INVESTMENTS - 16.66%
500,275	Federated Prime Obligations Fund-Instituitional Shares 0.10% ** (Cost $500,275)	500,275

TOTAL INVESTMENTS (Cost $2,386,599) - 100.03%		3,004,416

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03%)		(1,027)

NET ASSETS - 100.00%		$ 3,003,389

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At March 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,386,599 amounted to $617,798, which consisted of aggregate gross unrealized appreciation of $725,933 and aggregate gross unrealized depreciation of $108,135.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$48,813	$0	$0	$48,813
Exchange Traded Funds	$275,722	$0	$0	$275,722
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$2,179,606	$0	$0	$2,179,606
Cash Equivalents	$500,275	$0	$0	$500,275
Total	$3,004,416	$0	$0	$3,004,416

	Staar Alternative Categories Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)

Shares		Value

Alternative Categories -19.68%
1,500	First Trust-Ise Revere Natural Gas *	$ 25,995
5,841	Franklin Natural Resources Fund Class-A *	187,832
200	iShares Dow Jones US Real Estate	9,956
50	iShares Nasdaq Biotechnology *	4,547
11,609	Live Oak Health Sciences Fund *	146,161
100	Market Vectors-Enviornmental Services *	4,397
400	Powershares DB Agiculture Fund *	9,688
600	Powershares DB Multi-Sector Commodity *	13,506
200	Prudhoe Bay Royality Trust	19,748
200	SPDR Dow Jones Wilshire REIT Fund *	10,752
1,137	Vanguard Health Care Fund	139,246
		571,828
Developing Markets - 4.88%
1,200	Bldrs Emerging Markets 50 ADR Index *	52,800
534	Eaton Vance Greater India Fund Class-A *	12,894
900	First Trust-Ise Chindia Index *	19,908
200	iShares MSCI Chile Investable Market Index *	10,988
600	SPDR S&P Emerging Asia Pacific Fund *	45,138
		141,728
Global - 11.77%
1,179	American SmallCap World Fund Class-F *	39,377
8,370	Franklin Mutual Discovery Fund Class-A *	233,944
100	iShares S&P Global Healthcare Index Fund *	5,248
500	iShares S&P Global Infrastructure *	17,105
300	iShares S&P Global Technology Sector Fund *	17,355
800	Market Vectors-Nuclear Energy ETF *	18,040
600	Powershares Global Water Portfolio *	10,806
		341,875
International - 8.06%
200	Accenture Plc *	8,390
200	American Movil S.A.B. ADR *	10,068
200	Diageo Plc ADR	13,490
1,500	iShares MSCI Australia Index Fund *	36,015
200	iShares MSCI EAFE Index Fund *	11,196
500	iShares MSCI Japan Index Fund *	5,220
200	iShares MSCI Spain Index Fund *	8,448
300	iShares MSCI Taiwan Index *	3,765
250	iShares S&P Latin America 40 Index Fund *	12,068
3,849	Ivy Pacific Opportunity Fund Class-A *	57,119
3,730	Matthews Asian Growith & Income Fund *	61,250
1,200	Siliconware Precision Industries Co. *	7,212
		234,241
Larger Company Stocks - 20.86%
300	Anadarko Petroleum Corp.	21,849
800	EMC Corp. *	14,432
200	Flowserv Corp.	22,054
1,400	Internet HOLDR's	85,582
300	iShares DJ US Basic Materials Sector	19,071
400	iShares DJ US Healthcare Sector Index	26,528
1,200	iShares DJ US Medical Devices Index	70,080
800	iShares Russell Midcap Growth Index Fund	38,816
100	iShares S&P Global Energy *	3,535
100	iShares S&P North American Natural Resources *	3,445
200	McDermott International Panama *	5,384
1,586	Muhlenkamp Fund *	85,001
5,898	Neuberger & Berman Focus Class-Advisor *	55,090
2,198	Vanguard Energy Fund	130,508
300	Walgreen Corp.	11,127
200	Waters Corp. *	13,508
		606,010
Smaller Company Stocks - 7.14%
400	ICU Medical, Inc. *	13,780
500	iShares Russell 2000 Index Fund	33,901
300	iShares Russell Microcap Index	12,879
300	NVE Corp. *	13,590
100	Papa Johns International, Inc. *	2,571
200	Powell Industries, Inc. *	6,506
900	Powershares Cleantech Portfolio *	21,986
1,500	Powershares Lux Nanotech *	15,165
1,000	Powershares Wilderhill Clean Energy *	9,960
300	Quality Systems, Inc.	18,432
100	Terra Nitrogen Co., L.P. *	7,578
1,000	Textainer Group Holding Ltd.	21,550
500	United Guardian, Inc. *	6,350
200	Walter Energy, Inc.	18,454
100	Wisdomtree Midcap Earnings	4,725
		207,427

TOTAL FOR SECURITIES (Cost $1,725,423) - 72.40%		$ 2,103,109

SHORT TERM INVESTMENTS - 27.62%
802,255	Federated Prime Obligations Fund-Institutional Shares 0.10%** (Cost $802,255)	802,255

TOTAL INVESTMENTS (Cost $2,527,678) - 100.01%		$ 2,905,364

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)		(393)

NET ASSETS - 100.00%		$ 2,904,971

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At March 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,527,678 amounted to $377,626, which consisted of aggregate gross unrealized appreciation of $472,930 and aggregate gross unrealized depreciation of $95,304.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$256,073	$0	$0	$256,073
Exchange Traded Funds	$698,614	$0	$0	$698,614
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$1,148,422	$0	$0	$1,148,422
Cash Equivalents	$802,255	$0	$0	$802,255
Total	$2,905,364	$0	$0	$2,905,364

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Levkoy

----------------------------------------

Richard Levkoy,

Trustee, Chairman of the Audit Committee

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 05/20/2010

The STAAR Investment Trust

(Registrant)

Date 05/20/2010